Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions
(3) Acquisitions
Year Ended December 31, 2019
During the twelve months ended December 31, 2019, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $226,278, net of acquired cash of $1,508. This amount includes $227,588 of outdoor advertising assets purchased in 2019, offset by $1,310 in post-closing adjustments to acquired working capital related to the purchase of Fairway Outdoor Advertising (“Fairway”) in 2018.

Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition purchase price has been allocated to assets acquired and liabilities assumed based on fair market value at the dates of acquisition.
The following is a summary of the allocation of the purchase price in the above transactions, which includes the final fair value allocation of the asset acquired and liabilities assumed in a business combination completed on July 15, 2019, for an aggregate purchase price of $127,000.

Total
Property, plant and equipment	$37,988
Site locations	131,208
Non-competition agreements	240
Customer lists and contracts	23,032
Asset acquisition costs	756
Other intangibles	3,115
Goodwill	29,360
Current assets	1,860
Current liabilities	(832)
Operating right of use assets	23,934
Operating lease liabilities	(21,573)
Other liabilities	(1,500)

$227,588

Total acquired intangible assets for the year ended December 31, 2019 were $187,711, of which $29,360 was assigned to goodwill. Goodwill is not amortized for financial statement purposes, and no goodwill related to 2019 acquisitions is expected to be deductible for tax purposes. The remaining $158,351 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $23,032 (7 year weighted average useful life) and site locations of $131,208 (15 year weighted average useful life). The aggregate amortization expense related to the 2019 acquisitions for the year ended December 31, 2019 was approximately $7,570.
As of December 31, 2019, we have finalized our fair value allocation of the assets acquired and liabilities assumed from Fairway on December 21, 2018. Our updated fair value allocation of Fairway during 2019 includes property, plant and equipment, intangibles and goodwill of $96,840, $188,400 and $145,534, respectively. During the period ended December 31, 2019, goodwill was adjusted $36,583 due to updates from the original preliminary purchase price allocation provided as of December 31, 2018. The updated allocation resulted in prior and current period changes to depreciation and amortization. These changes were considered immaterial and recorded during the year ended December 31, 2019. During the year ended December 31, 2019, assets purchased from Fairway, which were initially placed into our taxable REIT subsidiary, were transferred to our qualifying REIT subsidiary. As a result, the Company recorded an income tax benefit of $17,031 in deferred tax liabilities assumed from our purchase.
The following unaudited pro forma financial information for the Company gives effect to the 2019 and 2018 acquisitions as if they had occurred on January 1, 2018. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2019	2018
	(unaudited)
Net revenues	$1,764,493	$1,724,821
Net income applicable to common stock	$369,300	$292,012
Net income per common share — basic	$3.69	$2.96
Net income per common share — diluted	$3.68	$2.95
Year Ended December 31, 2018
During the twelve months ended December 31, 2018, the Company completed several acquisitions of outdoor advertising assets for a total purchase price of $489,671, net of acquired cash of $8,554. The total purchase price consisted of the issuance of 163,137 shares of its Class A common stock for $12,282 and cash of $477,389. The purchases included the acquisition of assets in five U.S markets from Fairway Outdoor Advertising (“Fairway”) on December 21, 2018 for an aggregate purchase price of $418,500.
As of December 31, 2018, our fair value allocation of the assets acquired and liabilities assumed from Fairway was considered preliminary and subject to revision, which could result in adjustments to this allocation. In order to develop our preliminary fair values, the Company utilized asset information received from Fairway and fair value allocation benchmarks from similar completed transactions. Our preliminary allocation of Fairway included property, plant and equipment, intangibles and goodwill of $91,173, $156,319 and $182,117, respectively. As discussed above, we finalized the Fairway fair value allocation during 2019.
Each of these acquisitions was accounted for under the acquisition method of accounting, and, accordingly, the accompanying consolidated financial statements include the results of operations of each acquired entity from the date of acquisition. The acquisition costs have been allocated to assets acquired and liabilities assumed based on fair market value at the dates of acquisition.
The following is a summary of the allocation of the acquisition costs in the above transactions, excluding the preliminary allocation of Fairway.

Total
Property, plant and equipment	$8,648
Site locations	57,105
Non-competition agreements	342
Customer lists and contracts	6,521
Asset acquisition costs	336
Current assets	1,041
Current liabilities	(355)

$73,638

Total acquired intangible assets for the year ended December 31, 2018 were $402,740, of which $182,117 was assigned to goodwill. Goodwill is not amortized for financial statement purposes, and no goodwill related to 2018 acquisitions is expected to be deductible for tax purposes. The remaining $220,623 of acquired intangible assets have a weighted average useful life of approximately 14 years. The intangible assets include customer lists and contracts of $33,310 (7 year weighted average useful life) and site locations of $186,635 (15 year weighted average useful life). The aggregate amortization expense related to the 2018 acquisitions for the year ended December 31, 2018 was approximately $2,681.
The following unaudited pro forma financial information for the Company gives effect to the 2018 and 2017 acquisitions as if they had occurred on January 1, 2017. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2018	2017
	(unaudited)
Net revenues	$1,699,052	$1,647,445
Net income applicable to common stock	$299,493	$306,900
Net income per common share — basic	$3.03	$3.13
Net income per common share — diluted	$3.02	$3.12